Rule 497 (e)
                                                       Registration No. 2-89264
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
Daily Tax Free Income Fund, Inc.             New Jersey Daily Municipal Income Fund, Inc.
Florida Daily Municipal Income Fund          New York Daily Tax Free Income Fund, Inc.
Georgia Daily Municipal Income Fund, Inc.    North Carolina Daily Municipal Income Fund, Inc.
Institutional Daily Income Fund              Short Term Income Fund, Inc.
                                             Tax Exempt Proceeds Fund, Inc.

(collectively the "Funds" and individually the "Fund")

                                            600 Fifth Avenue, New York, NY 10020
                                            (212) 830-5220
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                          SUPPLEMENT DATED JUNE 8, 2001
         TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION
                        OF EACH OF THE FUNDS LISTED ABOVE

Effective April 30, 2001, the first sentence of the "Custodian and Transfer Agent" section is amended as follows:


The Bank of New York, 100 Church Street, New York, NY 10286, is custodian for the Fund's cash and securities.